SCHEDULE OF AMOUNTS DUE FROM / (TO) RELATED PARTIES (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Primex Technology Limited [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties - trade	[1]	$ 10,802	$ 84,256	$ 30,256
Trade [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties - trade		10,802	84,256	30,256
Less: Allowance for credit losses		(3,435)	(26,793)	(1,681)
Total amounts due from related parties - trade, net		7,367	57,463	28,575
Yee Kar Wing [Member]
Related Party Transaction [Line Items]
Total amounts due (to) / from related parties - non trade	[2]	68,465	534,028	(33,795)
Hui Wai Ming [Member]
Related Party Transaction [Line Items]
Total amounts due (to) / from related parties - non trade	[2]	3,500	27,300	(645,120)
Non Trade [Member]
Related Party Transaction [Line Items]
Total amounts due from related parties - trade, net		71,965	561,328
Total amounts due (to) / from related parties - non trade		$ 71,965	$ 561,328	$ (678,915)

[1]	The amounts due from Primex Technology Limited represent receivables for IT infrastructure solutions and managed support services provided by the Company. This balance is subject to credit risk, and allowances for credit losses / (reversal of allowances) of HK$6,331, (HK$5,867) and HK$25,112 (US$3,219) were recognized for the years ended December 31, 2023, 2024, and 2025, respectively.
[2]	These balances are unsecured, interest-free, and without a fixed repayment term.